Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	R$ 771,126	R$ 903,372	R$ 1,168,137
Gain from sale of farm	248,375	346,065	251,534
Gain (loss) on fair value of biological assets and agricultural products	40,499	78,238	549,764
Reversal of provision for agricultural products after harvest	(1,091)	(47,708)	(50,822)
Cost of sales	(747,019)	(886,225)	(1,142,688)
Gross income	311,890	393,742	775,925
Operating income (expenses)
Selling expenses	(55,064)	(41,008)	(43,578)
General and administrative expenses	(65,534)	(65,792)	(55,968)
Other operating income	(5,427)	(11,049)	13,829
Equity pickup	(58)	(70)	(31)
Operating income (loss)	185,807	275,823	690,177
Financial income	312,916	330,491	320,177
Financial expenses	(307,208)	(324,605)	(373,037)
Net financial income
Net income (loss) before taxes	191,515	281,709	637,317
Income and social contribution taxes	35,352	(13,173)	(117,217)
Net income (loss) for the year	226,867	268,536	520,100
Total assets	3,605,082	3,508,075	3,345,263
Total liabilities	1,425,403	1,310,933	1,129,215
Real estate [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	14,284	14,893	6,450
Gain from sale of farm	248,375	346,065	251,534
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales	(2,107)	(6,190)	(4,536)
Gross income	260,552	354,768	253,448
Operating income (expenses)
Selling expenses		(2,190)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	260,552	352,578	253,448
Financial income	152,042	67,985	72,498
Financial expenses	(107,051)	(116,861)	(55,669)
Net financial income
Net income (loss) before taxes	305,543	303,702	270,277
Income and social contribution taxes	(19,247)	(5,912)	(18,277)
Net income (loss) for the year	286,296	297,790	252,000
Total assets	2,352,537	1,418,129	1,691,599
Total liabilities	394,973	473,999	290,399
Agricultural activity Grains [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	410,788	579,018	720,883
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	27,213	111,304	313,944
Reversal of provision for agricultural products after harvest	(552)	(47,168)	(49,244)
Cost of sales	(401,745)	(556,554)	(720,236)
Gross income	35,704	86,600	265,347
Operating income (expenses)
Selling expenses	(38,741)	(33,633)	(33,359)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(3,037)	52,967	231,988
Financial income	84,695	54,009	36,370
Financial expenses	(30,841)	(46,777)	(111,335)
Net financial income
Net income (loss) before taxes	50,817	(60,199)	157,023
Income and social contribution taxes	(17,278)	(20,468)	(53,981)
Net income (loss) for the year	33,539	39,731	103,042
Total assets	347,363	259,859	402,120
Total liabilities	169,670	86,120	101,239
Agricultural activity Cotton [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	77,971	38,195	25,242
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	4,798	(3,631)	7,122
Reversal of provision for agricultural products after harvest	(393)	(509)	(1,576)
Cost of sales	(73,519)	(34,565)	(24,967)
Gross income	8,857	(510)	5,821
Operating income (expenses)
Selling expenses	(9,494)	(3,394)	(794)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(637)	(3,904)	5,027
Financial income	6,215	759	1,178
Financial expenses	(4,458)	(1,440)	(8,516)
Net financial income
Net income (loss) before taxes	1,120	(4,585)	(2,311)
Income and social contribution taxes	(381)	1,559	1,158
Net income (loss) for the year	739	(3,026)	(1,153)
Total assets	94,603	34,347	38,625
Total liabilities	9,400	8	1,393
Agricultural activity Sugarcane [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	236,393	244,830	378,919
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	21,996	(6,903)	227,717
Reversal of provision for agricultural products after harvest
Cost of sales	(212,925)	(242,165)	(352,519)
Gross income	45,464	(4,238)	254,117
Operating income (expenses)
Selling expenses	(144)	(1,068)	(1,260)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	45,320	(5,306)	252,857
Financial income	4,071	9,690	587
Financial expenses	(6,931)	(158)	(393)
Net financial income
Net income (loss) before taxes	42,460	4,226	253,051
Income and social contribution taxes	(14,436)	(1,437)	(87,072)
Net income (loss) for the year	28,024	2,789	165,979
Total assets	252,622	97,393	274,605
Total liabilities	26,080	555,081	35,093
Cattle raising [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	29,599	24,807	31,507
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(6,704)	(13,824)	968
Reversal of provision for agricultural products after harvest
Cost of sales	(30,026)	(25,536)	(27,948)
Gross income	(7,131)	(14,553)	4,527
Operating income (expenses)
Selling expenses	(428)	(553)	(970)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(7,559)	(15,106)	3,557
Financial income	801	2,470	478
Financial expenses	(808)	(642)	(239)
Net financial income
Net income (loss) before taxes	(7,566)	(13,278)	3,796
Income and social contribution taxes	2,572	4,515	(1,314)
Net income (loss) for the year	(4,994)	(8,763)	2,482
Total assets	44,392	54,271	69,749
Total liabilities
Other [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	2,091	1,629	5,136
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(6,804)	(8,708)	13
Reversal of provision for agricultural products after harvest	(146)	(31)	(2)
Cost of sales	(26,697)	(21,215)	(12,482)
Gross income	(31,556)	(28,325)	(7,335)
Operating income (expenses)
Selling expenses	(6,257)	(170)	(7,195)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(37,813)	(28,495)	(14,530)
Financial income
Financial expenses
Net financial income
Net income (loss) before taxes	(37,813)	(28,495)	(14,530)
Income and social contribution taxes	12,857	9,689	4,940
Net income (loss) for the year	(24,956)	(18,806)	(9,590)
Total assets	57,436	106,479	144,916
Total liabilities
Corporate [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales
Gross income
Operating income (expenses)
Selling expenses
General and administrative expenses	(65,534)	(65,792)	(55,968)
Other operating income	(5,427)	(11,049)	13,829
Equity pickup	(58)	(70)	(31)
Operating income (loss)	(71,019)	(76,911)	(42,170)
Financial income	65,092	195,578	209,066
Financial expenses	(157,119)	(158,727)	(196,885)
Net financial income
Net income (loss) before taxes	(163,046)	(40,060)	(29,989)
Income and social contribution taxes	71,265	(1,119)	37,329
Net income (loss) for the year	(91,781)	(41,179)	7,340
Total assets	456,129	1,537,597	723,649
Total liabilities	R$ 825,280	R$ 195,725	R$ 701,091